SUMMARIZES THE REVISIONS TO PREVIOUSLY REPORTED AMOUNTS (Details)	Sep. 30, 2024 USD ($) shares
Previously Reported [Member]
Balance	$ 18,528,865
Adjustment	35,455,675
Balance	53,984,540
Members Equity [Member]
Balance	53,984,540
Members Equity [Member] | Previously Reported [Member]
Balance
Adjustment	53,984,450
Balance	53,984,540
Common Stock [Member] | Previously Reported [Member]
Balance	$ 140,228
Balance, shares | shares	140,227,818
Adjustment	$ (140,228)
Adjustment, shares | shares	(140,227,818)
Balance
Balance, shares | shares
Additional Paid-in Capital [Member] | Previously Reported [Member]
Balance	$ 35,597,686
Adjustment	(35,597,686)
Balance
Retained Earnings [Member] | Previously Reported [Member]
Balance	(17,209,049)
Adjustment	17,209,049
Balance